Business Combinations (Acquisition of Doyo, Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Nov. 26, 2013	Dec. 31, 2014	Dec. 31, 2013	Nov. 29, 2013
Business Acquisition [Line Items]
Goodwill		$ 258,997,000	$ 180,252,000
Doyo [Member]
Business Acquisition [Line Items]
Percentage of acquired equity interests	100.00%
Fixed cash consideration	6,500,000			6,521,000
Variable cash consideration, maximum	7,300,000
Fair value of variable cash consideration		5,900,000		4,785,000
Goodwill				7,626,000
Changes in fair value of contingent consideration		$ 1,200,000